Capital stock (Tables)	12 Months Ended
Dec. 31, 2021
Summary of common outstanding

	Number of common	Amount
	shares outstanding	$’000
Balance at January 1, 2020	317,943,990	$2,588
Shares issued to settle debts	45,241,388	4,749
Share repurchased	(155,000)	(17)
Balance at December 31, 2020	363,030,378	$7,320
Shares issued in private placement	104,086,063	4,270
Share issuance costs	-	(326)
Share repurchased	(550,000)	(20)
Balance at December 31, 2021	466,566,441	$11,244

Summary of stock option activity

	Year ended December 31, 2021		Year ended December 31, 2020
	Number of options	Weighted Average Price (CAD)	Number of options	Weighted Average Price (CAD)
Balance, beginning of year	17,250,000	$0.118	7,650,000	$0.065
Granted	-	-	9,600,000	0.160
Balance, end of year	17,250,000	$0.118	17,250,000	$0.118

Summary of stock options outstanding

As at December 31, 2021, the following stock options were outstanding:

Exercise price (CAD)	Options vested	Options unvested	Total outstanding	Remaining contractual life (years)	Expiry date
$0.065	7,650,000	-	7,650,000	2.74	September 25, 2024
$0.160	3,200,000	6,400,000	9,600,000	3.62	August 13, 2025
	10,850,000	6,400,000	17,250,000	3.23

Summary of stock option measurement assumptions
Discount rate	0.35%
Expected volatility	172.95%
Expected life (years)	5
Expected dividend yield	0%
Forfeiture rate	0%
Stock price	CAD $ 0.15

Summary of agent compensation options
	Year ended December 31, 2021
	Number of Agent compensation options	Weighted average price (CAD)
Balance, beginning of year	-	$-
Issued	2,509,586	0.09
Balance, end of year	2,509,586	$0.09

Summary of agent compensation options measurement assumptions
Discount rate	0.25%
Expected volatility	140.69%
Expected life (years)	3
Expected dividend yield	0%
Unit price	CAD $ 0.09

Summary of agent compensation outstanding options
Exercise price (CAD)	Number outstanding	Remaining Contractual Life (Years)	Expiry date
$0.09	2,509,586	2.19	March 10, 2024

Summary of stock warrants activity
	Year ended December 31, 2021
	Number of warrants	Weighted average price (CAD)
Balance, beginning of year	-	$-
Issued	104,086,063	0.13
Balance, end of year	104,086,063	$0.13

Summary of warrants fair value measurements
Discount rate	0.25%
Expected volatility	140.69%
Expected life (years)	3
Expected dividend yield	0%
Stock price	CAD $ 0.09

Summary of warrants outstanding
Exercise price	Number outstanding	Remaining Contractual Life (Years)	Expiry date
$0.13	104,086,063	2.19	March 10, 2024